Business Combinations - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands								3 Months Ended		4 Months Ended		10 Months Ended	12 Months Ended
	Apr. 02, 2022	Aug. 31, 2021	Aug. 17, 2021	Jun. 07, 2021	Jan. 19, 2021	Jan. 02, 2020	Mar. 01, 2019	Apr. 02, 2022	Mar. 27, 2021	Jan. 01, 2022	Jan. 01, 2022	Dec. 28, 2019	Jan. 01, 2022	Dec. 26, 2020	Dec. 26, 2020	Dec. 28, 2019	Aug. 18, 2021	Jan. 18, 2021
Business Acquisition [Line Items]
Goodwill	$ 369,279							$ 369,279		$ 369,286	$ 369,286	$ 256,227	$ 369,286	$ 259,423	$ 259,423	$ 256,227
Number of shares sold (in shares)				25,000,000
Share based compensation								600	$ 52				5,327	171		65
Liability	911,557							$ 911,557		853,715	853,715		853,715	732,606	732,606
G & M Stor-More Pty Ltd
Business Acquisition [Line Items]
Weighted-average amortization period					11 years 7 months 6 days
Percentage of assets acquired					100.00%
Cash payment for asset acquisition					$ 1,739
Finite lived assets acquired					814
Liabilities assumed					(4)
Acquisition related costs	$ 105												$ 105
PIPE Investors
Business Acquisition [Line Items]
Number of shares sold (in shares)	25,000,000			25,000,000
Sale of price per share (in dollars per share)	$ 10			$ 10				$ 10
Director
Business Acquisition [Line Items]
Number of shares sold (in shares)				1,000,000
Sale of price per share (in dollars per share)	$ 1,000,000							$ 1,000,000
Common Stock
Business Acquisition [Line Items]
Shares issued during period (in shares)													41,113,850
Access Control Technologies, LLC
Business Acquisition [Line Items]
Interest acquired		100.00%
Total consideration		$ 10,333
Cash consideration		9,383
Contingent liability		950
Goodwill		$ 6,584
Weighted-average amortization period		8 years 10 months 2 days
Acquisition related costs													$ 284
Business Combination ,Revenue										3,572
Business Combination ,NetIncome Loss										$ (869)
DBCI, LLC
Business Acquisition [Line Items]
Interest acquired			100.00%														100.00%
Cash consideration			$ 169,173
Goodwill			$ 102,727
Weighted-average amortization period			5 years 3 months
Acquisition related costs													$ 2,685
Business Combination ,Revenue											33,037
Business Combination ,NetIncome Loss											$ 2,820
Juniper Industrial Holdings, Inc.
Business Acquisition [Line Items]
Total consideration				$ 1,200,000
Cash consideration				541,700
Acquisition related costs				4,468
Share based compensation				2,059
Acquisition costs				50,600
Acquisition costs				44,500
Non-cash share based compensation				$ 5,210
Juniper Industrial Holdings, Inc. | Common Stock
Business Acquisition [Line Items]
Number of shares issued in acquisition (in shares)				70,270,400
Share price (in dollars per share)				$ 10
Value of equity issued in acquisition				$ 702,700
Shares issued during period (in shares)				2,000,000
G & M Stor-More Pty Ltd
Business Acquisition [Line Items]
Interest acquired																		100.00%
Goodwill					$ 929
Weighted-average amortization period					11 years 7 months 6 days
SSA Acquisition
Business Acquisition [Line Items]
Interest acquired						100.00%
Cash consideration						$ 6,538
Goodwill						$ 2,402								$ 2,402	2,402
Weighted-average amortization period														9 years 9 months 18 days
Acquisition related costs														$ 205
Business Combination ,Revenue															9,511
Business Combination ,NetIncome Loss															205
BETCO Acquisition
Business Acquisition [Line Items]
Interest acquired							100.00%
Total consideration							$ 46,685
Cash consideration							42,085
Contingent liability							4,600
Goodwill							22,685					22,685				22,685
Weighted-average amortization period														12 years 9 months 18 days
Acquisition related costs							$ 736
Business Combination ,Revenue												50,468				574,284
Business Combination ,NetIncome Loss												$ (464)				$ 35,777
Liability														$ 2,875	$ 2,875